Other related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Other related party transactions
Other Related Party Transactions
	For the years ended December 31,
	2023	2022	2021
Legal Fees	$129,600	$92,308	$85,815
Interest Expense1.	107,792	-	-
Design Services2.	-	-	4,013